Share-based compensation - Schedule of Fair Values of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.77%	0.77%	0.77%
Risk-free interest rate, Maximum	1.76%	1.76%	1.76%
Dividend yield
Volatility rate, Minimum	40.07%	40.07%	43.80%
Volatility rate, Maximum	43.30%	43.30%	51.30%
Expected term (in years)			4 years 6 months 29 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 25 days	4 years 1 month 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months 25 days	4 years 6 months 29 days